Expense Example - Carillon Eagle Small Cap Growth Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 580
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	1,730
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,790